LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

NOTE 7. LEASES

7.1. Lessor

Finance leases

The Bank has entered into lease agreements as the lessor. These lease arrangements involve machinery and equipment, computer equipment, vehicles and furniture and fixtures, and their terms range between one and ten years, as follows:

As of December 31, 2023

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	1,481,313	1,257,859
Between 1 and 5 years	10,967,173	8,338,151
Greater than 5 years	34,066,937	17,681,047
Total gross investment in finance lease receivable/ present value of minimum payments	46,515,423	27,277,057
Less: Future financial income(1)	(19,238,366)	-
Present value of payments receivable(2)	27,277,057	27,277,057
Minimum non-collectable payments impairment	(1,024,575)	(1,024,575)
Total	26,252,482	26,252,482
(1) Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2) See Note 6. Loans and advances to customers, net.

As of December 31, 2022

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	634,388	612,012
Between 1 and 5 years	10,579,102	8,286,322
Greater than 5 years	34,118,764	19,199,382
Total gross investment in finance lease receivable/ present value of minimum payments	45,332,254	28,097,716
Less: Future financial income(1)	(17,234,538)	-
Present value of payments receivable(2)	28,097,716	28,097,716
Minimum non-collectable payments impairment	(972,743)	(972,743)
Total	27,124,973	27,124,973
(1) Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2) See Note 6. Loans and advances to customers, net.

Unsecured residual value(*)

The following table sets the unsecured residual values by type of asset as of December 31, 2023 and 2022:

Type of asset	December 31, 2023	December 31, 2022
In millions of COP
Technological equipment	49,990	47,922
Vehicles	14,243	24,187
Machinery and equipment	11,930	13,124
Furniture and fixtures	12	28
Other assets	1,417	1,541
Total	77,592	86,802

(*) The unsecured residual value is the part of the residual value of the leased asset, whose realization is not secured or is secured by a third party related to the lessor.

Amounts recognized as income for extensions

At the end of the reporting period, the following entries are recognized as income corresponding to contract extensions or automatic time extension of financial leasing contracts:

Type of asset	December 31, 2023	December 31, 2022
In millions of COP
Technological equipment	20,717	30,075
Buildings	8,088	3,905
Machinery and equipment	532	498
Vehicles	102	206
Furniture and fixtures	-	1
Total	29,439	34,685

As of  December 31, 2023, 2022 and 2021, financial leases income amounted to COP 3,879,188, COP 2,461,456, and COP 1,440,493, respectively.

Operating leases

Certain of the Bank’s subsidiaries lease assets to third parties under non-cancellable operating lease arrangements. Assets provided through operating leases are recorded as premises and equipment. The terms established for these agreements range from one to ten years.

The following table presents the information of minimum payments by lease to be received:

	December 31, 2023	December 31, 2022
In millions of COP
Less than 1 year	259,277	501,738
Between 1 and 5 years	524,293	783,663
Greater than 5 years	60,619	423,459
Total(1)	844,189	1,708,860

(1) During 2023, Renting S.A.S. have subleased their vehicles under financial leases, therefore operational placements through own resources and the number of operational vehicles have decreased.

As of  December 31, 2023 and 2022, the operating lease income amounted to COP 833,244 and COP 649,693, respectively. Additionally, the Bank recognized other services related to the lease for COP 660,442 and COP 541,436, respectively.

Risk management associated with leases

The Bank, acting as a lessor of operating leases, has a comprehensive asset management model for those assets classified as property, plant and equipment. This model includes an impairment test that evaluates indicators that impact the assets, which is carried out annually. The test evaluates both external indicators (economic, environmental, and legal), and internal ones (insurance, maintenance and used market sales). Likewise, the calculation of residuals was updated to reflect the effect of the new macroeconomic conditions. Moreover, the Bank performs a detailed review process at the time of return of the asset by the lessees in order to guarantee their operating conditions. Additionally, the Bank employs experts apart from the sales team, who constantly monitor the conditions of the second-hand market, and carry out back-testing in order to determine the consistency of the residual value model, and periodically review the results together with key managers. All the above is complemented by agreements with suppliers, which allow the exchange of information, knowledge and, in some cases, the structuring of residual risk mitigation mechanisms.

In order to manage the risks associated with the assets, the Bank also employs an insurance department, and engages an international broker and insurance companies. They all serve as support to design and define the strategies for the different types of protection that cover the lessor's risks, assets and customers.

Additionally, in Renting Colombia's vehicle rental business, assets are managed with the goal of preserving commercial value through necessary maintenance, which avoids deterioration beyond that generated by regular use. Service indicators with suppliers are periodically reviewed in order to ensure their quality and compliance with the expected levels. Safe mobility strategies are also defined based on the permanent analysis of the road safety indicators. These strategies aim at ensuring the status and useful life of the asset.

7.2. Lessee

The Bank has entered into lease agreements as a lessee. These arrangements involve offices, branches and administrative offices as well as certain Computer equipment. As of December 31, 2023 and 2022, the rollforward of right-of-use assets was as follows:

As of December 31, 2023

		Roll - forward
Right-of-use assets	Balance at January 01, 2023	Acquisitions	Additions	Expenses depreciation(1)	Disposals	Revaluation(2)	Effect of changes in foreign exchange rate	Balance at December 31, 2023
In millions of COP
Buildings
Cost	2,319,471	67,049	11,861	-	(75,701)	218,592	(238,350)	2,302,922
Accumulated depreciation	(637,615)	-	-	(198,156)	41,560	-	87,425	(706,786)
Furniture and fixtures
Cost	4,449	620	-	-	(1,783)	-	(524)	2,762
Accumulated depreciation	(4,291)	-	-	(548)	1,708	-	524	(2,607)
Computer equipment
Cost	95,240	7,965	-	-	(30,650)	(2,773)	(11,713)	58,069
Accumulated depreciation	(53,757)	-	-	(17,043)	29,864	-	6,000	(34,936)
Vehicles
Cost	136,560	418,773	-	-	(539,293)	4,419	(704)	19,755
Accumulated depreciation	(32,949)	-	-	(13,918)	41,128	-	605	(5,134)
Total right-of-use assets – cost	2,555,720	494,407	11,861	-	(647,427)	220,238	(251,291)	2,383,508
Total right-of-use assets - accumulated depreciation	(728,612)	-	-	(229,665)	114,260	-	94,554	(749,463)
Total right-of-use assets, net	1,827,108	494,407	11,861	(229,665)	(533,167)	220,238	(156,737)	1,634,045
(1)	See Note 26.3 Impairment, depreciation and amortization.
(2)	The variation corresponds mainly to changes in the estimated term of buildings lease liabilities.

As of December 31, 2022

		Roll - forward
Right-of-use assets	Balance at January 01, 2022	Acquisitions	Additions	Expenses depreciation(1)	Disposals	Revaluation	Effect of changes in foreign exchange rate	Balance at December 31, 2022
In millions of COP
Buildings
Cost	2,015,154	66,738	8,746	-	(55,759)	83,387	201,205	2,319,471
Accumulated depreciation	(431,147)	-	-	(175,538)	31,276	-	(62,206)	(637,615)
Furniture and fixtures
Cost	3,972	-	-	-	-	37	440	4,449
Accumulated depreciation	(2,821)	-	-	(1,066)	-	-	(404)	(4,291)
Computer equipment
Cost	87,357	2,603	-	-	(985)	(2,659)	8,924	95,240
Accumulated depreciation	(32,538)	-	-	(18,717)	826	-	(3,328)	(53,757)
Vehicles
Cost	72,369	99,041	-	-	(70,207)	34,776	581	136,560
Accumulated depreciation	(16,481)	-	-	(17,540)	1,558	-	(486)	(32,949)
Total right-of-use assets – cost	2,178,852	168,382	8,746	-	(126,951)	115,541	211,150	2,555,720
Total right-of-use assets - accumulated depreciation	(482,987)	-	-	(212,861)	33,660	-	(66,424)	(728,612)
Total right-of-use assets, net	1,695,865	168,382	8,746	(212,861)	(93,291)	115,541	144,726	1,827,108
(1)	See Note 26.3 Impairment, depreciation and amortization.

The following table sets forth the changes in lease liabilities as of December 31, 2023 and 2022:

As of December 31, 2023

Concept	Total
In millions of COP
Balance at January 01, 2023	1,900,268
(+) New contracts	75,345
(+/-) Reassessment of the lease liability(1)	161,787
(-) Payments	(305,413)
(+) Accrued Interest(2)	123,175
(+/-) Effect of changes in foreign exchange rate(3)	(181,552)
Balance at December 31, 2023	1,773,610
(1)	The variation corresponds mainly to changes in the estimated term of buildings lease liabilities.
(2)	The difference of COP 9,360 with the interest expensive on lease liabilities recognized in the Consolidated Statement Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts
(3)	The variation is due to the decrease in the market representative rate from COP 4,810.20 colombian pesos in December 2022 to COP 3,822.05 colombian pesos in December 2023.

As of December 31, 2022

Concept	Total
In millions of COP
Balance at January 01, 2022	1,819,077
(+) New contracts	68,201
(+/-) Reassessment of the lease liability	12,131
(-) Payments	(285,920)
(+) Accrued Interest(1)	123,510
(+/-) Effect of changes in foreign exchange rate	163,269
Balance at December 31, 2022	1,900,268
(1)	The difference of COP 12,161 with the interest expensive on lease liabilities recognized in the Consolidated Statement Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts.

The following table shows maturity analysis of lease liabilities as of December 31, 2023 and 2022:

As of December 31, 2023

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP

Buildings	17,345	58,438	230,397	1,441,288	1,747,468
Vehicles	125	245	-	-	370
Computer equipment	2,733	14,124	7,524	1,391	25,772
Total lease liabilities	20,203	72,807	237,921	1,442,679	1,773,610

As of December 31, 2022

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP

Buildings	10,502	43,545	82,647	1,716,968	1,853,662
Vehicles	83	300	183	-	566
Computer equipment	3,052	17,775	14,650	10,563	46,040
Total lease liabilities	13,637	61,620	97,480	1,727,531	1,900,268

The following table shows the weighted average rates and average useful life of right-of-use assets as of December 31, 2023 and 2022:

As of December 31, 2023

Right-of-use assets	Weighted average life	Weighted average remaining lease terms	Weighted average discount rates
Buildings	209	99	6.67%
Computer equipment	73	31	8.36%
Vehicles	51	22	9.81%

As of December 31, 2022

Right-of-use assets	Weighted average life	Weighted average remaining lease terms	Weighted average discount rates
Buildings	195	97	5.75%
Computer equipment	75	35	8.65%
Vehicles	48	35	10.24%

The following table shows the detail of leases in the Consolidated Statement of Income as of December 31, 2023 and 2022:

As of December 31, 2023

Right-of-use assets	Financial interest(1)	Expenses depreciation(2)	Effect of changes in foreign exchange rate	Short-term leases	Leases for which the underlying asset is of low value	Variable payments
In millions of COP
Buildings	109,800	198,156	62	983	235	7,577
Vehicles	40	13,918	-	51	-	-
Computer equipment	3,907	17,043	-	-	6,545	-
Furniture and fixtures	68	548	-	904	432	-
Total	113,815	229,665	62	1,938	7,212	7,577
(1)	Includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 9,360, see Note 25.2 Interest expenses.
(2)	See Note 26.3 Impairment, depreciation and amortization.

As of December 31, 2022

Right-of-use assets	Financial interest(1)	Expenses depreciation(2)	Effect of changes in foreign exchange rate	Short-term leases	Leases for which the underlying asset is of low value	Variable payments
In millions of COP
Buildings	107,002	175,538	416	872	208	6,048
Vehicles	13	17,540	-	394	55	-
Computer equipment	4,289	18,717	-	-	8,649	-
Furniture and fixtures	45	1,066	-	1,015	2,685	-
Total	111,349	212,861	416	2,281	11,597	6,048
(1)	Includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 12,161, see Note 25.2 Interest expenses.
(2)	See Note 26.3 Impairment, depreciation and amortization.

The following table contains the minimum payments lease liabilities as of December 31, 2023 and 2022:

As of December 31, 2023

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total minimum payments lease liabilities
In millions of COP

Buildings	21,050	73,316	301,470	2,074,687	2,470,523
Vehicles	193	206	-	-	399
Computer equipment	2,964	16,263	1,550	8,323	29,100
Total minimum payments lease liabilities	24,207	89,785	303,020	2,083,010	2,500,022

As of December 31, 2022

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total minimum payments lease liabilities
In millions of COP

Buildings	13,492	52,100	110,495	2,427,607	2,603,694
Vehicles	84	330	229	256	899
Computer equipment	3,117	19,266	19,875	14,292	56,550
Total minimum payments lease liabilities	16,693	71,696	130,599	2,442,155	2,661,143